Notes Payable - Related Parties (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Notes Payable Related Parties (Textual)
Interest rate of notes	10.00%
Notes payable	$ 25,000	$ 25,000
Accrued interest on the notes	19,717	16,885
Interest expense	$ 2,833	$ 2,636